Consolidated Statements of Comprehensive Income Parenthetical (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement of Comprehensive Income [Abstract]
Amortization of actuarial loss, tax	$ 870	$ 0	$ 1,731	$ 0
Amortization of prior service cost and other, tax	$ 8	$ 0	$ 17	$ 0